LOOMIS SAYLES FUNDS I

May 3, 2024

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Loomis Sayles Funds I
(File Nos.: 333-22931 and 811-08282)

 Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify that the Prospectus and Statement of Additional Information, dated May 1, 2024, for the Loomis Sayles Bond Fund and Loomis Sayles Investment Grade Fixed Income Fund, each a series of Loomis Sayles Funds I, do not differ from those which are contained in Post-Effective Amendment No. 79 that was filed electronically on April 26, 2024.

Please direct any questions or comments on the enclosed materials to me at (617) 449-2816.

Very truly yours,

/s/ Jan Ryu Koo
Jan Ryu Koo
Assistant Secretary